Segmental reporting - Narrative (Details)	Jan. 31, 2019 entiy subsidiary segment
Disclosure of operating segments [abstract]
Number of legal entities	11
Number of trading entities	4
Number of subsidiaries | subsidiary	10
Number of reportable segments | segment	1